Lease Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance, beginning of the year	$ 0
Additions, upon acquisition of Eastmain	259
Interest expense	14
Lease payments	(25)	$ 0
Balance, end of the year	248	0
Current	55	0
Non-current	$ 193	$ 0